Employee Benefits - Summary of Amounts Recognized in the Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	$ 13	$ 113
Defined Benefit plan recognized in Other Liabilities	2,781	1,747
Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	13	113	$ 13
Other assets [member] | Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets		104
Other assets [member] | Other pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	6	3	7
Other assets [member] | Other employee benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	7	6	6
Other liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	2,781	1,747	2,463
Other liabilities [member] | Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	741		546
Other liabilities [member] | Other pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	1,008	852	902
Other liabilities [member] | Other employee benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	412	360	457
Other liabilities [member] | Principal non-pension post-retirement benefit plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	620	535	558
Other assets and liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Net amount recognized	$ (2,768)	$ (1,634)	$ (2,450)